SUBSEQUENT EVENTS (Details) - Major sale of business $ / shares in Units, $ in Billions	Jul. 26, 2021 USD ($) $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Number of LP units sold for cash (in shares)	51,971,192
Number of LP units sold for Class A limited voting shares (in shares)	271,358,615
Number of LP units sold for preferred units (in shares)	17,970,971
Liquidation preference (in dollars per share) | $ / shares	$ 25.00
Percentage of shares elected to received	5453.16%
Percentage received in cash	93.05%
Percentage received in preferred units	6.95%
Cash consideration received | $	$ 3.0
Consideration - Class A shares (in shares)	59,279,263
Consideration - preferred units (in shares)	19,287,783
Sale Election One
Disclosure of non-adjusting events after reporting period [line items]
Consideration per share (in dollars per share) | $ / shares	$ 18.17
Sale Election Two
Disclosure of non-adjusting events after reporting period [line items]
Consideration per share (in dollars per share) | $ / shares	$ 7.69
Consideration received, number of shares of limited voting shares (in shares)	0.2185
Consideration received, number of shares of preferred units (in shares)	0.0230
Sale Election Three
Disclosure of non-adjusting events after reporting period [line items]
Consideration received, number of shares of preferred units (in shares)	0.7268